Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 1,739,943	$ 762,365	$ 3,229,480
Restricted cash	3,800,003	0
Prepaid expenses	47,064	205,604	204,185
Total Current Assets	5,587,010	967,969	3,433,665
Non-Current Assets
Fixed assets, net	43,538	42,516	69,281
Right of use assets	400,717	461,949	578,013
Prepaid expenses, long term	0	365,417	365,417
Digital Assets	1,904,954	2,009,960	0
Other assets	5,986	5,986	5,986
Total Assets	7,942,205	3,853,797	4,452,362
Current Liabilities
Accounts payable and accrued liabilities	647,934	621,578	508,293
Lease liabilities, current portion	138,644	129,378	96,937
Total Current Liabilities	786,578	750,956	605,230
Long Term Debt
Lease liabilities	290,630	362,974	487,482
Warrant Liability	555,306	479,747	799,284
Total Long Term Debt	845,936	842,721	1,286,766
Total Liabilities	1,632,514	1,593,677	1,891,996
Commitments and Contingencies	0	0	0
Stockholders’ Equity
Common stock, Value	148	116	53
Additional paid in capital	117,999,522	112,725,513	105,998,412
Stock payable		0	0
Receivable related to employee equity awards	(72,981)	0
Accumulated deficit	(111,616,998)	(110,465,509)	(103,438,099)
Total Stockholders’ Equity	6,309,691	2,260,120	2,560,366
Total Liabilities and Stockholders’ Equity	7,942,205	3,853,797	4,452,362
Series A Convertible Preferred Stock
Stockholders’ Equity
Preferred Stock, Value	0	0	0
Series B Convertible Preferred Stock
Stockholders’ Equity
Preferred Stock, Value	0	0	0
Series C Convertible Preferred Stock
Stockholders’ Equity
Preferred Stock, Value	$ 0	$ 0	$ 0